FAIR VALUE MEASUREMENTS, Level 3 Fair Value Measurement (Details) - CIK 0001846136 Riverview Acquisition Corp	Jun. 30, 2022	Dec. 31, 2021	Aug. 10, 2021
Fair Value Measurements [Abstract]
Expected term	5 years	5 years
Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Expected term			5 years
Private Warrants
Fair Value Measurements [Abstract]
Expected term	5 years	5 years
Stock Price | Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input			9.44
Stock Price | Private Warrants
Fair Value Measurements [Abstract]
Measurement input	9.93	9.74
Exercise Price | Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input			11.50
Exercise Price | Private Warrants
Fair Value Measurements [Abstract]
Measurement input	11.50	11.50
Volatility | Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input			16.9
Volatility | Private Warrants
Fair Value Measurements [Abstract]
Measurement input	13.6	10.7
Risk-free Rate | Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input			0.87
Risk-free Rate | Private Warrants
Fair Value Measurements [Abstract]
Measurement input	2.98	1.25
Dividend Yield | Public and Private Warrants [Member]
Fair Value Measurements [Abstract]
Measurement input			0.0
Dividend Yield | Private Warrants
Fair Value Measurements [Abstract]
Measurement input	0.0	0.00